Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001724570
Document Type	8-K
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	DATTO HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39637
Entity Tax Identification Number	81-3345706
Entity Address, Address Line One	101 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	888
Local Phone Number	995-1431
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false